Parnassus Core Select ETF

Portfolio of Investments as of September 30, 2025 (unaudited)

		$
Equities	Shares	Market Value ($)

Banks (3.2%)

Bank of America Corp.	37,762		1,948,142

Capital Markets (6.3%)

Intercontinental Exchange Inc.	13,261		2,234,213

S&P Global Inc.	3,351		1,630,965

			3,865,178

Chemicals (3.0%)

Linde plc	3,873		1,839,675

Commercial Services & Supplies (4.8%)

Waste Management Inc.	13,374		2,953,381

Diversified Financial Services (5.0%)

Fiserv Inc.[q]	7,127		918,884

Mastercard Inc., Class A	3,786		2,153,515

			3,072,399

Equity Real Estate Investment Trusts (2.7%)

Realty Income Corp.	27,729		1,685,646

Health Care Equipment & Supplies (4.6%)

Boston Scientific Corp.[q]	17,053		1,664,885

Stryker Corp.	3,142		1,161,503

			2,826,388

Insurance (1.9%)

Brown & Brown Inc.	12,285		1,152,210

Interactive Media & Services (7.7%)

Alphabet Inc., Class A	19,662		4,779,832

Life Sciences Tools & Services (5.8%)

Danaher Corp.	17,989		3,566,499

Machinery (4.3%)

Deere & Co.	5,873		2,685,488

Multiline Retail (7.3%)

Amazon.com Inc.[q]	20,426		4,484,937

Pharmaceuticals (1.5%)

Eli Lilly & Co.	1,239		945,357

Semiconductors & Semiconductor Equipment (12.6%)

Applied Materials Inc.	15,647		3,203,567

NVIDIA Corp.	24,631		4,595,652

			7,799,219

		$

Software (19.7%)

Microsoft Corp.	12,416		6,430,867

Salesforce Inc.	8,339		1,976,343

ServiceNow Inc.[q]	1,251		1,151,270

Synopsys Inc.[q]	2,883		1,422,443

Workday Inc., Class Aq	5,281		1,271,295

			12,252,218

Specialty Retail (3.6%)

AutoZone Inc.[q]	519		2,226,635

Technology Hardware, Storage & Peripherals (3.2%)

Apple Inc.	7,683		1,956,322

Trading Companies & Distributors (2.1%)

Ferguson Enterprises Inc.	5,900		1,325,022

Total investment in equities (99.3%)

(cost $56,212,588)			61,364,548

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.7%)

ANZ, London	3.44%	10/01/2025	417,889	417,889

Total short-term securities (0.7%)

(cost $417,889)				417,889

Total securities (100.0%)

(cost $56,630,477)				61,782,437

Other assets and liabilities (0.0%)				(3,773)

Total net assets (100.0%)				61,778,664

q	This security is non-income producing.

plc	Public Limited Company